UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
November 14, 2013 to December 12, 2013

Commission File Number of Issuing entity:	333-171508-07

GS Mortgage Securities Trust 2013-GC13
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-171508

GS Mortgage Securities Corporation II
(Exact name of depositor as specified in its charter)

Goldman Sachs Mortgage Company
Citigroup Global Markets Realty Corp.
Starwood Mortgage Funding I LLC
(Exact name of sponsor(s) as specified in its charter)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

46-1483808
46-1493598
(I.R.S. Employer Identification No.)

c/o U.S. Bank National Association
190 S. LaSalle Street
Chicago, IL
(Address of principal executive offices of issuing entity)

60603
(Zip Code)

(312) 332-7459
(Telephone number, including area code)

Not applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
X-B	[ ]	[ ]	[_X_]
X-C	[ ]	[ ]	[_X_]
A-S	[ ]	[ ]	[_X_]
B	[ ]	[ ]	[_X_]
PEZ	[ ]	[ ]	[_X_]
C	[ ]	[ ]	[_X_]
D	[ ]	[ ]	[_X_]
E	[ ]	[ ]	[_X_]
F	[ ]	[ ]	[_X_]
G	[ ]	[ ]	[_X_]
R	[ ]	[ ]	[_X_]

Indicate by check mark whether the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days? Yes [ X ] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.
On December 12, 2013 a distribution was made to holders of the certificates issued by GS Mortgage Securities Trust 2013-GC13. The distribution report is attached as an Exhibit to this form 10-D, please see item 9(b), Exhibit 99.1 for the related information.

No assets securitized by GS Mortgage Securities Corporation II ("The Depositor") and held by GS Mortgage Securities Trust 2013-GC13 were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from November 14, 2013 to December 12, 2013.

The Depositor has filed a Form ABS-15G on February 14, 2013. the CIK number of the Depositor is 0001004158. There is no new activity to report at this time.

Goldman Sachs Mortgage Company ("GSMC"), one of the sponsors, has filed a Form ABS-15G on November 14, 2013. the CIK number of GSMC is 0001541502. There is no new activity to report at this time.

Citigroup Global Markets Realty Corp. ("CGMRC"), one of the sponsors, has filed a Form ABS-15G on February 14, 2013. the CIK number of CGMRC is 0001541001. There is no new activity to report at this time.

Starwood Mortgage Funding I LLC, one of the sponsors, has filed a Form ABS-15G on February 08, 2013. the CIK number of Starwood Mortgage Funding I LLC is 0001548405. There is no new activity to report at this time.

PART II - OTHER INFORMATION

Item 2. Legal Proceedings.
No updates to report.

Item 3. Sales of Securities and Use of Proceeds.
None.

Item 4. Defaults Upon Senior Securities.
Contained within Item 1, if any.

Item 5. Submission of Matters to a Vote of Security Holders.
None.

Item 6. Significant Obligors of Pool Assets.
11 West 42nd Street, 11 West 42nd Street Mortgage Loan is a significant obligor within the meaning of item 1112 (b)(1) of Regulation AB and as disclosed in the Prospectus Supplement for GS Commercial Mortgage Pass-Through Certificates Series 2013-GC13. Based on the borrowers operating statement with an end date of September 30, 2013. Loan 30063001 (Prosupp ID 1) has a Net Operating Income of $22,337,148.00.

Mall St. Matthews, 5000 Shelbyville Road Mortgage Loan is a significant obligor within the meaning of item 1112 (b)(1) of Regulation AB and as disclosed in the Prospectus Supplement for GS Commercial Mortgage Pass-Through Certificates Series 2013-GC13. Based on the borrowers operating statement with an end date of September 30, 2013. Loan 300630002 (Prosupp ID 2) has a Net Operating Income of $13,201,582.00.

Item 7. Significant Enhancement Provider Information.
None.

Item 8. Other Information.
None.

Item 9. Exhibits.
(a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1) Monthly report distributed to holders of the certificates issued by GS Mortgage Securities Trust 2013-GC13, relating to the December 12, 2013 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately follows on the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

GS Mortgage Securities Corporation II
(Issuing Entity)

Date: December 27, 2013	By: /s/ J. Theodore Borter
Name: J. Theodore Borter
Title: President

Exhibit Number	Description
Exhibit 99.1	Monthly report distributed to holders of the certificates issued by GS Mortgage Securities Trust 2013-GC13, relating to the December 12, 2013 distribution.